Fair Value of Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	11 Months Ended
	Jun. 09, 2021	Mar. 02, 2021	Jun. 30, 2021	Dec. 31, 2019	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2019
Fair Value of Financial Instruments (Details) [Line Items]
Exercise price (in Dollars per share)			$ 2.72
Outstanding principal amount								$ 15,000
Gain on expiration of put option				$ 43,239
FF Intelligent Mobility Global Holdings Ltd [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Aggregate shares able to be purchased from warrants issued (in Shares)			19,016,865		2,167,254	270,200
Exercise price (in Dollars per share)			$ 10		$ 2.71	$ 2.72
Change in fair value of related party notes payable				3,410			$ 105
Change in fair value of notes payable				11,773			$ 8,842
Outstanding principal amount				15,000
Liquidation premium amount				$ 6,668
Purchased shares (in Shares)			20,325,016
Minimum [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Aggregate consideration			$ 232,700
Maximum [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Aggregate consideration			290,900
Level 3 [Member] | Fair Value, Recurring [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrant liabilities		$ 5,000	7,880
NPA Warrants [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Aggregate shares able to be purchased from warrants issued (in Shares)		2,437,454
Fair value of warrants			1,988
US-Based Investment Firm Warrants [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Aggregate shares able to be purchased from warrants issued (in Shares)	5,831,357
Fair value of warrants			$ 5,125
Exercise price (in Dollars per share)	$ 2,572.3000
Exercisable period	15 days
Measurement Input, Probability Of Transaction Closing [Member] | Ares Warrants [Member] | Valuation Technique, Option Pricing Model [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants, measurement input	80.00%	80.00%	95.00%
Measurement Input, Probability Of Transaction Closing [Member] | Warrants, Excluding Ares [Member] | Valuation Technique, Option Pricing Model [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants, measurement input	60.00%		75.00%
Measurement Input, Probability Of Transaction Not Closing [Member] | Ares Warrants [Member] | Valuation Technique, Option Pricing Model [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants, measurement input		20.00%	95.00%